Organization and Plan of Business Operations	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Plan of Business Operations
Note 1—Organization and Plan of Business Operations
Spinning Eagle Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on October 22, 2020. In February 2021 the Company effectuated a change in the name of the entity from Spinning Eagle Acquisition Corp to Soaring Eagle Acquisition Corp. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intends to capitalize on the ability of its management team to identify and combine with a business or businesses that can benefit from its management team’s established global relationships and operating experience. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from October 22, 2020 (date of inception) through December 31, 2020 relates to the Company’s formation and the proposed initial public offering (“Proposed Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Proposed Offering. The Company has selected December 31 as its fiscal year end.
The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a Proposed Offering of 150,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit (or 172,500,000 Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 17,000,000 warrants (or 19,250,000 warrants if the underwriters’ over-allotment option is exercised on full) (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Eagle Equity Partners III, LLC (the “Sponsor”), that will close simultaneously with the Proposed Offering.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete one or more Business Combinations with having an aggregate fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Proposed Offering, management has agreed that $10.00 per Unit sold in the Proposed Offering, including proceeds of the sale of the Private Placement Warrants, will be held in a trust account (“Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Proposed Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If the Company seeks shareholder approval, the Company will complete a Business Combination only if it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the Company’s ordinary shares which are represented in person or by proxy and are voted at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the Proposed Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Completion Window (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.
The Company will have within 24 months from the closing of the Proposed Offering, or 30 months from the closing of the Proposed Offering if the Company has executed a definitive agreement for its initial Business Combination within 24 months from the closing of the Proposed Offering (the “Completion Window”) to complete a Business Combination. If the Company is unable to complete a Business Combination within the Completion Window, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Completion Window. However, if the Sponsor acquires Public Shares in or after the Proposed Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Completion Window. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Completion Window and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Proposed Offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of trust assets, less taxes payable. This liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent public accountants), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Note 1—Organization and Plan of Business

Operations
Soaring Eagle Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on October 22, 2020. In February 2021 the Company effectuated a change in the name of the entity from Spinning Eagle Acquisition Corp to Soaring Eagle Acquisition Corp. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company intends to capitalize on the ability of its management team to identify and com
b
ine with a business or businesses that can benefit from its management team’s established global relationships and operating experience. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of June 30, 2021, the Company had not commenced any operations. All activity for the period from October 22, 2020 (inception) through June 30, 2021 relates to the Company’s formation and the initial public offering (“Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Public Offering. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Public Offering was declared effective on February 23, 2021. On February 26, 2021, the Company consummated the Public Offering of 172,500,000 units (the “Units”), which includes the exercise by the underwriter of its over-allotment option in full in the amount of 22,500,000 Units, at $10.00 per Unit, generating gross proceeds of $1,725,000,000 which is described in Note
3
.
Transaction costs amounted to $87,510,593, consisting of $25,875,000 of underwriting fees, $60,375,000 of deferred underwriting fees and $1,260,593 of other offering costs. In addition, at June 30, 2021, cash of $37,629 was held outside of the Trust Account (as defined below) and is available for the payment of offering costs and for working capital purposes.
Following the closing of the Public Offering on February 26, 2021, an amount of $1,725,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Public Offering and the sale of the private placement warrants (the “Private Placement Warrants”) was placed in a trust account (the “Trust Account”), and which will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earliest of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete one or more Business Combinations having an aggregate fair market value equal to at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into the initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a
Business Combination.
The Company will provide
 its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations or for working capital purposes. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. Certain of the Class A ordinary shares were recorded at redemption value and classified as temporary equity upon the completion of the Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If the Company seeks shareholder approval, the Company will complete a Business Combination only if it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the Company’s ordinary shares which are represented in person or by proxy and are voted at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the SEC, and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, Eagle Equity Partners III, LLC (the “Sponsor”) has agreed to vote its Founder Shares (as defined in Note
5
)
 and any Public Shares purchased in or after the Public Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Completion Window (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment and (iii) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to complete a Business Combination.
The Company will have until February 26, 2023, or August 26, 2023 if the Company has executed a definitive agreement for its initial Business Combination within

24
months from the closing of the Public Off
e
ring (the “Completion Window”), to complete a Business Combination. If the Company is unable to complete a Business Combination within the Completion Window, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements (such withdrawals subject to an aggregate limit of $3,000,000) (less taxes payable and up to
$
100,000
of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Completion Window. However, if the Sponsor acquires Public Shares in or after the Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Completion Window. The underwriter has agreed to waive their rights to their deferred underwriting commission (see Note
6
)
 held in the Trust Account in the event the Company does not complete a Business Combination within the Completion Window and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Public Offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of trust assets, less taxes payable. This liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent public accountants), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Subsidiary
In connection with the Business Combination with Ginkgo Bioworks, Inc. (“Ginkgo”), the Company formed a wholly-owned subsidiary, SEAS Merger Sub Inc., a Delaware corporation (“Merger Sub”). The Merger Sub did not have any activity as of June 30, 2021. The Company has neither engaged in any operations nor generated operating revenues to date.
On May 11, 2021, the Company entered into an agreement and plan of merger by and among the Company, Merger Sub, and Ginkgo (as it may be amended, restated, supplemented or otherwise modified from time to time, the “Merger Agreement”). The merger was approved by the Company’s board of directors on May 7, 2021. On September 14, 2021, the SRNG shareholders approved and adopted the Merger Agreement and the other proposals described in SRNG’s definitive proxy statement/prospectus included in SRNG’s registration statement on Form S-4 (File No. 333-256121), which was declared effective by the SEC on August 11, 2021. If the closing conditions contemplated by the Merger Agreement are satisfied, then, among other things, (i) prior to the closing of the Ginkgo Business Combination (as defined below), the Company shall domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended (“DGCL”), and the Cayman Islands Companies Act (As Revised) (the “Domestication”) and (ii) upon the terms and subject to the conditions of the Merger Agreement, in accordance with the DGCL, Merger Sub will merge with and into Ginkgo, with Ginkgo surviving the merger as a wholly owned subsidiary of the Company (the “Ginkgo Business Combination”). In addition, in connection with the consummation of the Ginkgo Business Combination, the Company will be renamed “Ginkgo Bioworks Holdings, Inc.” and is referred to herein as “New Ginkgo” as of the time following such change of name.
Under the Merger Agreement, the Company has agreed to acquire all of the outstanding equity interests in Ginkgo for approximately $15 billion in aggregate base equity consideration in the form of New Ginkgo common stock (at $10 per share) to be paid at the effective time of the Ginkgo Business Combination, plus approximately 180,000,000 earn-out
shares of New Ginkgo common stock, which are subject to forfeiture to the extent that the vesting conditions described below are not satisfied on or before the fifth anniversary of the closing.
The base equity consideration will be allocated among Ginkgo’s equityholders as follows: (i) each stockholder of Ginkgo holding shares of Class A common stock or Class B common stock of Ginkgo immediately prior to the effective time of the Ginkgo Business Combination (including as a result of the automatic exercise of Ginkgo Preferred Warrants (defined below) by virtue of the occurrence of the Ginkgo Business Combination pursuant to the terms of such warrants) will receive, with respect to each share of Class A common stock or Class B common stock of Ginkgo such person holds, a number of shares of Class A common stock or Class B common stock, as applicable, of New Ginkgo calculated, in each case, based on the equity value exchange ratio as set forth in the Merger Agreement, (ii) each option exercisable for Class A common stock or Class B common stock of Ginkgo that is outstanding immediately prior to the effective time of the Ginkgo Business Combination will be assumed and converted into a newly issued option exercisable for shares of Class A common stock or Class B common stock, as applicable, of New Ginkgo (subject to the same terms and conditions as the original Ginkgo option and with appropriate adjustments to the number of shares for which such option is exercisable and the exercise price thereof), (iii) each award of restricted common stock of Ginkgo under Ginkgo’s stock incentive plans (a “Ginkgo Restricted Stock Award”) that is outstanding immediately prior to the effective time of the Ginkgo Business Combination will be converted into the right to receive restricted common stock of New Ginkgo on the same terms and conditions as applicable to such Ginkgo Restricted Stock Award, (iv) each award of restricted stock units of Ginkgo under Ginkgo’s stock incentive plans (a “Ginkgo Restricted Stock Unit Award”) that is outstanding immediately prior to the effective time of the Ginkgo Business Combination will be converted into the right to receive restricted stock units based on common stock of New Ginkgo on the same terms and conditions as applicable to such Ginkgo Restricted Stock Unit Award and with appropriate adjustments to the number of shares to which each such restricted stock unit relates, and (v) each preferred warrant to purchase shares of Ginkgo capital stock (a “Ginkgo Preferred Warrant”) that is outstanding and unexercised immediately prior to the effective time of the Ginkgo Business Combination that is not automatically exercised in full in accordance with its terms by virtue of the occurrence of the Ginkgo Business Combination will be assumed and converted into a warrant exercisable for Class A common stock of New Ginkgo on the same terms and conditions as applicable to such Ginkgo Preferred Warrant immediately prior to the effective time of the Ginkgo Business Combination, with appropriate adjustments to the number of shares for which such preferred warrant is exercisable and the exercise price thereof.
As described above, the Merger Agreement also contemplates that the holders of Ginkgo common stock, Ginkgo options, Ginkgo Restricted Stock Awards, Ginkgo Restricted Stock Unit Awards, and Ginkgo preferred warrants outstanding immediately prior to the effective time of the Ginkgo Business Combination will collectively be entitled.
Additional information regarding Ginkgo, the Ginkgo Business Combination and the transactions is available in the preliminary proxy statement/prospectus filed with the SEC on May 14, 2021 and most recently amended on August 9, 2021.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances unaudited condensed and transactions have been eliminated in consolidation.